Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 270,571	₩ 282,704	₩ 244,796
Interest expense	(263,579)	(278,427)	(296,874)
Total		214,063	(116,643)
Gain (loss) on valuation	40,822	15,429	(5)
Other comprehensive income (loss) for the year	23,255	172,338	(54,628)
Reclassified to profit or loss from other comprehensive income for the year	111,431	(44,684)
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on disposal	799	2,664
Gain (loss) on valuation	119
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain on transactions	1,141		20,678
Gain (loss) on valuation	(161,003)	4,949	42,195
Other comprehensive income (loss) for the year	(81,671)	20,742	(2,810)
Reclassified to profit or loss from other comprehensive income for the year	107,786	(5,080)	(28,388)
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(220,945)	(223,974)	(296,894)
Loss on repayment			(15)
Gain (loss) foreign currency transaction	(10,717)	(20,958)	(30,956)
Gain (loss) on foreign currency translation	141,849	(75,502)	(66,050)
Total	5,481
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	55,742	79,838	93,233
Gain (loss) foreign currency transaction	(19,244)	32,293	19,396
Gain (loss) on foreign currency translation	(3,895)	(474)	(2,901)
Gain (loss) on disposal	138	(43)	44
Gain (loss) on valuation	(140,474)	(59,947)	(110,544)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	6,548	5,634	9,194
Dividend income	4,379	1,096	1,207
Gain (loss) foreign currency transaction	(38)	(27)
Gain (loss) on disposal	(329)	5,115	1,713
Gain (loss) on valuation	59,044	4,334	10,768
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	227,736	217,355	163,390
Dividend income	56	2,312	1,704
Gain (loss) on disposal	(8,152)	(11,247)	(13,818)
Impairment loss		(304)	(2,416)
Other comprehensive income (loss) for the year	41,997	167,152	43,811
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain on transactions	6,050	6,332	7,272
Gain (loss) on valuation	(2,707)	56,537	22,065
Other comprehensive income (loss) for the year	(2,373)	46,806	20,078
Reclassified to profit or loss from other comprehensive income for the year	₩ 3,645	(39,604)	(15,891)
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation		₩ (1,936)	₩ (2,708)